Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	September 30, 2020	December 31, 2019
	$	$
Revolving Credit Facilities due through 2024	155,000	341,132
Term Loans due through 2023	67,375	221,729
Total principal	222,375	562,861
Less: unamortized discount and debt issuance costs	(7,310)	(3,182)
Total debt	215,065	559,679
Less: current portion	(10,962)	(43,573)
Long-term portion	204,103	516,106